Note 12 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Details
Statutory Federal Rate	34.00%	34.00%
Effect of Valuation Allowance	(34.00%)	(34.00%)
Effective Rate	0.00%	0.00%